Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Basic earnings	€ 8,324	€ 5,334	€ 4,140
Basic earnings from continuing operations	8,324	5,334	4,140
Diluted earnings	8,324	5,334	4,140
Diluted earnings from continuing operations	€ 8,324	€ 5,334	€ 4,140
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	2,989.7	3,228.7	3,562.9
Effect of dilutive instruments:
Share plans (in shares)	0.0	0.0	2.4
Diluted earnings (in shares)	2,989.7	3,228.7	3,565.3
Per ordinary share
Basic earnings (in EUR per share)	€ 2.78	€ 1.65	€ 1.16
Basic earnings from continuing operations (in EUR per share)	2.78	1.65	1.16
Diluted earnings (in EUR per share)	2.78	1.65	1.16
Diluted earnings from continuing operations (in EUR per share)	€ 2.78	€ 1.65	€ 1.16